Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other Assets	Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2022	2023
Advance payments to Carl Zeiss SMT GmbH[1]	479.9	691.9
Prepaid expenses	678.6	472.1
Derivative financial instruments[2]	17.3	19.8
VAT receivable	201.2	302.2
Other assets	266.4	92.5
Other current assets	1,643.4	1,578.5
Advance payments to Carl Zeiss SMT GmbH[1]	620.4	490.8
Prepaid expenses	32.4	40.9
Derivative financial instruments[2]	—	11.3
Compensation plan assets	71.1	95.2
Other assets	15.9	13.6
Other non-current assets	739.8	651.8
1.For further details on advance payments to Carl Zeiss SMT GmbH see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments see Note 25 Financial risk management.